Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

	March 31, 2012	December 31, 2011
	(unaudited)
Cash	900	945
Cash equivalents	4,022	2,586
	4,922	3,531